INCOME TAX (Details 3) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Deferred tax assets-current
Allowance for doubtful accounts	$ 2,477,942	$ 1,811,353
Inventory provision	404,846	242,891
Long-term assets	74,169	154,208
Deferred revenue	3,315,688	3,818,665
Warranty liabilities	539,189	416,429
Recognition of intangible assets	326,552	257,225
Accrued payroll	511,593	802,344
Net operating loss carry forward	700,979	684,085
Less: Valuation allowances	0	(631,775)
Total deferred tax assets-current	8,350,958	7,555,425
Deferred tax liabilities-current
Cost and estimated earnings in excess of billings	(7,590,901)	(5,533,959)
Others	(358,296)	0
Total deferred tax liabilities-current	(7,949,197)	(5,533,959)
Net deferred tax assets-current	772,061	2,021,466
Net deferred tax liabilities-current	(370,300)	0
Deferred tax assets, non-current
Long-term assets	495,865	302,998
Deferred revenue	381,596	231,030
Recognition of intangible assets	573,710	457,468
Total deferred tax assets-non-current	1,451,171	991,496
Deferred tax liabilities-non-current
Share of net gains of equity investees	(1,036,772)	0
Total deferred tax liabilities-non-current	(1,036,772)	0
Net deferred tax assets-non-current	$ 414,399	$ 991,496